Income tax	6 Months Ended
Sep. 30, 2015
Income tax
Income tax

7Income tax

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2012, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) received approval from the tax authority on the renewal of its High and New Technology Enterprise (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In January 2015, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016.

In June 2011, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015.

The Enterprise Income Tax law and its implementation rules impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of March 31 and September 30, 2015, the Company has provided RMB9,100 and RMB11,700 (US$1,841), respectively, for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries that are expected to be distributed. No income taxes were provided for the remaining undistributed earnings which are intended to be invested indefinitely in the PRC. As of September 30, 2015, such unremitted earnings that may be subject to the withholding tax amounted to RMB1,058,252 (US$166,507) and the related unrecognized deferred tax liability was RMB105,825 (US$16,651).

The Company’s effective income tax rates for the three months ended September 30, 2014 and 2015 were 27.3% and 40.3%, and were 28.0% and 46.1% for the six months ended September 30, 2014 and 2015, respectively. The effective income tax rates for the three and six months ended September 30, 2014 and 2015 differ from the PRC statutory income tax rate of 25% primarily due to the effect of withholding tax and the effect of non-PRC entities not being subject to income tax, which is offset by the effect of Beijing Jiachenhong and Guangzhou Nuoya’s preferential tax treatments.

As of and for the six months ended September 30, 2015, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.